DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations of the MST Franchise

The following table presents the combined results of discontinued operations of the MST Franchise:

	Year ended December 31,
(in thousands)	2025	2024
Product sales, net	$273	$—
Operating expenses:
General and administrative	20	27
Total operating expenses	20	27
Income (loss) from discontinued operations, before taxes	253	(27)
Income tax expense	—	—
Net income (loss) from discontinued operations	$253	$(27)